FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

16.	FINANCIAL INSTRUMENTS

(a)	Financial assets

Set out below is an overview of financial assets, other than cash and short-term deposits, held by the Group as of December 31, 2023 and 2024:

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Debt instruments at amortized cost:
Trade receivables: current	—	—	—
Trade receivables: non-current	—	—	—
Financial assets included in other receivables	3	15	2
Financial assets at fair value through other comprehensive income:
Bills receivable	—	—	—

Total	3	15	2

Total current	3	15	2
Total non-current	—	—	—

(b)	Financial liabilities

Set out below is an overview of financial liabilities of the Group as of December 31, 2023 and 2024:

	December 31,	December 31,	December 31,
	2023	2024	2024
	CNY	CNY	US$

Derivatives not designated as hedging instruments:
Derivative financial liabilities (i)	—	3,996	548
Financial liabilities at amortized cost:
Trade payables	100	280	38
Financial liabilities in other payables and accruals	7,864	3,536	485
Lease liabilities	360	—	—
Due to related companies	9,069	11,361	1,557
Due to the Shareholder	85,673	78,567	10,766

Total	103,066	97,740	13,394

Total current	103,066	19,173	2,628
Total non-current	—	78,567	10,766

(i)	This represents certain warrants issued to institutional investors on February 21, 2024, which was recognized as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY6,134 (US$843)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. In accordance with IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of derivative financial liabilities for the year ended December 31, 2024 was CNY2,138 (US$293).

(c)	Fair value

As of December 31, 2023 and 2024, the carrying amounts of the Group’s financial instruments are reasonable approximations of fair values.

Level 2:

Bills receivable

The fair value valuation of bills receivable is based on directly or indirectly observable inputs (such as recent bill discount rate) through valuation techniques.

Derivative financial liabilities

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.

There is no established public trading market for the warrants issued to investors on February 21, 2024. As of December 31, 2024, the Group measured the fair value of those warrants on a recurring basis using a binomial lattice pricing model with significant inputs including, among other relevant observable inputs, the underlying spot price of the Company’s common shares, exercise price, time to expiration, risk-free rate and equity volatility.